Nature of Operations and Going Concern (Details) - USD ($)		1 Months Ended	6 Months Ended
	Aug. 03, 2021	Nov. 30, 2021	Jun. 30, 2022
Nature of Operations and Going Concern [Abstract]
Agreement percentage	100.00%
Share exchange	6,000,000
Outstanding shares percentage	62.00%
Shares sold		2,300,000
Shares per share		$ 5
Accumulated deficit total			$ 29,247,405
Operating activities			$ 6,456,904